VIRTUS Ceredex Small-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—98.2%
Communication Services—0.7%
Scholastic Corp.	39,847	$ 1,363
Consumer Discretionary—10.0%
Academy Sports & Outdoors, Inc.	93,800	6,120
Autoliv, Inc.	30,118	2,812
Carter’s, Inc.	32,185	2,315
Choice Hotels International, Inc.	15,846	1,857
InterContinental Hotels Group plc ADR	36,921	2,459
Signet Jewelers Ltd.	35,647	2,772
Steven Madden Ltd.	56,912	2,049
		20,384

Consumer Staples—3.1%
Andersons, Inc. (The)	53,246	2,200
Energizer Holdings, Inc.	83,975	2,914
PriceSmart, Inc.	16,322	1,167
		6,281

Energy—6.4%
Cactus, Inc. Class A	52,700	2,173
ChampionX Corp.	89,313	2,423
Kinetik Holdings, Inc. Class A	75,195	2,354
NOV, Inc.	111,197	2,058
Patterson-UTI Energy, Inc.	173,300	2,028
World Fuel Services Corp.	79,864	2,040
		13,076

Financials—20.2%
American Financial Group, Inc.	13,722	1,667
Ameris Bancorp	45,230	1,654
AMERISAFE, Inc.	15,793	773
Bank of Hawaii Corp.	42,138	2,195
Cathay General Bancorp	55,555	1,918
Columbia Banking System, Inc.	96,800	2,073
Comerica, Inc.	31,044	1,348
Cullen/Frost Bankers, Inc.	23,342	2,459
Evercore, Inc. Class A	9,353	1,079
First Hawaiian, Inc.	92,452	1,907
First Interstate BancSystem, Inc. Class A	88,308	2,637
FNB Corp.	180,316	2,092
Horace Mann Educators Corp.	54,751	1,833
Kinsale Capital Group, Inc.	7,164	2,150
Perella Weinberg Partners Class A	151,100	1,375
Reinsurance Group of America, Inc.	17,622	2,339
RLI Corp.	16,336	2,171
Seacoast Banking Corp. of Florida	81,676	1,936
SEI Investments Co.	56,889	3,274
SLM Corp.	178,917	2,217
	Shares	Value

Financials—continued
Voya Financial, Inc.	31,200	$ 2,230
		41,327

Health Care—8.1%
DENTSPLY SIRONA, Inc.	107,315	4,216
LeMaitre Vascular, Inc.	15,651	806
Organon & Co.	80,794	1,900
Patterson Cos., Inc.	106,989	2,864
Perrigo Co. plc	191,339	6,863
		16,649

Industrials—23.1%
A.O. Smith Corp.	45,865	3,171
AGCO Corp.	24,696	3,339
Armstrong World Industries, Inc.	39,762	2,833
BWX Technologies, Inc.	36,716	2,315
Curtiss-Wright Corp.	12,438	2,192
EMCOR Group, Inc.	24,005	3,903
Forward Air Corp.	21,500	2,317
Interface, Inc. Class A	154,627	1,255
KBR, Inc.	48,844	2,689
Matthews International Corp. Class A	34,054	1,228
Owens Corning	35,926	3,442
Ritchie Bros. Auctioneers, Inc.	89,142	5,018
Science Applications International Corp.	21,555	2,316
SKF AB Sponsored ADR	197,882	3,916
Stantec, Inc.	90,259	5,272
Valmont Industries, Inc.	6,667	2,129
		47,335

Information Technology—10.1%
Belden, Inc.	33,400	2,898
Dolby Laboratories, Inc. Class A	57,813	4,939
Genpact Ltd.	44,079	2,037
Littelfuse, Inc.	12,512	3,354
Power Integrations, Inc.	54,619	4,623
Progress Software Corp.	48,132	2,765
		20,616

Materials—5.4%
AptarGroup, Inc.	20,000	2,364
Ashland, Inc.	18,539	1,904
Avient Corp.	46,004	1,893
Minerals Technologies, Inc.	45,247	2,734
Sensient Technologies Corp.	29,200	2,236
		11,131

Real Estate—7.7%
Colliers International Group, Inc.	36,220	3,823
FirstService Corp.	17,031	2,401
Lamar Advertising Co. Class A	34,328	3,429
	Shares	Value

Real Estate—continued
Newmark Group, Inc. Class A	219,834	$ 1,557
Physicians Realty Trust	141,840	2,118
PotlatchDeltic Corp.	47,200	2,336
		15,664

Utilities—3.4%
Algonquin Power & Utilities Corp.	314,600	2,643
Atlantica Sustainable Infrastructure plc	74,319	2,197
Vistra Corp.	84,884	2,037
		6,877

Total Common Stocks (Identified Cost $180,880)		200,703

Total Long-Term Investments—98.2% (Identified Cost $180,880)		200,703

Short-Term Investment—0.6%
Money Market Mutual Fund—0.6%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 4.619%)(1)	1,231,657	1,232
Total Short-Term Investment (Identified Cost $1,232)		1,232

TOTAL INVESTMENTS—98.8% (Identified Cost $182,112)		$201,935
Other assets and liabilities, net—1.2%		2,531
NET ASSETS—100.0%		$204,466

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	81%
Canada	10
Ireland	3
Bermuda	2
United Kingdom	2
Sweden	2
Total	100%
† % of total investments as of March 31, 2023.
See Notes to Schedule of Investments

VIRTUS Ceredex Small-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$200,703	$200,703
Money Market Mutual Fund	1,232	1,232
Total Investments	$201,935	$201,935
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers into or  out of Level 3 related to securities held at March 31, 2023.
See Notes to Schedule of Investments

VIRTUS Ceredex Small-Cap Value Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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